Taxes on Income (Details) - Schedule of statutory income tax rate to effective income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Statutory Income Tax Rate To Effective Income Tax Rate Abstract
Income (loss) before taxes on income	$ (2,201)	$ (1,561)	$ 188
Statutory tax rate	23.00%	23.00%	23.00%
Tax (tax benefit) computed at the statutory tax rate	$ (506)	$ (359)	$ 43
Tax rate differences applicable to subsidiaries	(110)	(78)	10
Tax losses and timing differences for which deferred taxes were not recognized	610	416	23
Taxes on income	$ (6)	$ (21)	$ 76